Document and Entity Information	Aug. 12, 2020
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001631574
Document Type	8-K/A
Document Period End Date	Aug. 12, 2020
Entity Registrant Name	WAVE LIFE SCIENCES LTD.
Entity Incorporation State Country Code	U0
Entity File Number	001-37627
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Marina One
Entity Address, City or Town	East Tower
Entity Address, Country	SG
Entity Address, Postal Zip Code	018936
City Area Code	65
Local Phone Number	6236 3388
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	$0 Par Value Ordinary Shares
Trading Symbol	WVE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A is being filed by Wave Life Sciences Ltd. (the “Company”) as an amendment (the “Amendment”) to the Current Report on Form 8-K that the Company filed with the Securities and Exchange Commission on August 18, 2020 that disclosed the preliminary voting results (the “Original Report”) of the Company’s 2020 Annual General Meeting of Shareholders on August 12, 2020 (the “Annual Meeting”). This Amendment to the Original Report is being filed to disclose the final voting results received on August 18, 2020, certified by Broadridge Financial Solutions, Inc., the independent Inspector of Elections, and amends and restates Item 5.07 of the Original Report in its entirety.